Loans - Evolution of the Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year		$ 7,088	$ 7,379	$ 8,070
Proceeds from loans	[1]	2,667	402	963
Payments of loans	[1]	(1,396)	(780)	(1,653)
Payments of interest	[1]	(623)	(543)	(615)
Account overdrafts, net	[1]	(3)	71	8
Accrued interest	[2]	702	680	701
Net exchange and translation differences		(239)	(113)	(70)
Result from debt exchange	[3]			(21)
Result from net monetary position	[4]	(6)	(8)	(4)
Balance at the end of the year		$ 8,190	$ 7,088	$ 7,379

[1]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to:
[2]	Includes capitalized financial costs.
[3]	See Note 21.
[4]	Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.